Acquisition - Purchase Price Allocation (Details) - USD ($) $ in Millions	Jun. 28, 2020	Jun. 30, 2019	Mar. 06, 2018
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Goodwill	$ 349.7	$ 349.7
RF Power
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Inventories			$ 22.5
Property and equipment			11.7
Other receivables			0.4
Intangible assets			149.0
Goodwill			249.0
Accrued expenses and liabilities			(3.4)
Net assets acquired			$ 429.2